Quarterly Holdings Report
for
Fidelity® Contrafund® K6
March 31, 2025
CONK6-NPRT1-0525
1.9883977.107
Common Stocks - 96.2%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	470,599	60,947
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (c)(d)	21,800	28,252,364
Materials - 0.0%
Metals & Mining - 0.0%
Sunrise Energy Metals Ltd (b)	576,648	98,602
TOTAL AUSTRALIA		28,411,913
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	124,873	21,975,347
BRAZIL - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	27,641	53,923,998
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	3,387,635	34,689,382
Capital Markets - 0.0%
Banco BTG Pactual SA unit	495,100	2,923,862
TOTAL FINANCIALS		37,613,244

Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	163,531	12,689,973
TOTAL BRAZIL		104,227,215
CANADA - 2.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	84,545	9,040,537
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ARC Resources Ltd	159,687	3,210,274
Cameco Corp (United States) (e)	69,422	2,857,410
Canadian Natural Resources Ltd (e)	1,418,055	43,633,978
PrairieSky Royalty Ltd	85,242	1,537,145
		51,238,807
Financials - 0.9%
Banks - 0.2%
Royal Bank of Canada	691,306	77,871,306
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	679,641	32,928,606
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	71,319	103,076,411
Intact Financial Corp	364,209	74,410,957
		177,487,368
TOTAL FINANCIALS		288,287,280

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	154,308	15,477,092
Professional Services - 0.1%
Thomson Reuters Corp	143,900	24,832,138
TOTAL INDUSTRIALS		40,309,230

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	197,628	15,589,959
IT Services - 0.4%
Shopify Inc Class A (b)	1,051,254	100,008,112
Software - 0.0%
Constellation Software Inc/Canada	1,102	3,489,956
TOTAL INFORMATION TECHNOLOGY		119,088,027

Materials - 0.6%
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	293,818	31,832,921
Alamos Gold Inc Class A	676,743	18,081,907
B2Gold Corp	9,221,167	26,207,966
Franco-Nevada Corp	350,507	55,126,819
G Mining Ventures Corp	326,645	4,260,538
High Power Exploration Inc (b)(c)(d)	2,010,004	2,391,904
Kinross Gold Corp	339,632	4,278,884
Lundin Gold Inc	731,056	22,637,056
Novagold Resources Inc (b)	1,141,574	3,331,789
Orla Mining Ltd (b)	1,209,995	11,300,742
		179,450,526
TOTAL CANADA		687,414,407
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	227,235	14,519,397
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	733,268	37,130,147
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	45,785	6,054,151
JD.com Inc ADR	82,082	3,375,211
		9,429,362
TOTAL CONSUMER DISCRETIONARY		46,559,509

Health Care - 0.1%
Biotechnology - 0.1%
Beigene Ltd ADR (b)	114,038	31,037,722
Zai Lab Ltd ADR (b)	267,721	9,675,437
		40,713,159
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	309,117	3,947,424
TOTAL CHINA		105,739,489
CONGO DEMOCRATIC REPUBLIC OF - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Ivanhoe Mine Ltd (b)(f)	1,332,254	11,313,119
Ivanhoe Mine Ltd Class A (b)(e)	12,983,918	110,255,709

TOTAL CONGO DEMOCRATIC REPUBLIC OF		121,568,828
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	946,899	25,310,610
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	128,538	36,887,452
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	83,524	19,571,152
Birkenstock Holding Plc (b)(e)	20,894	957,990

TOTAL GERMANY		20,529,142
IRELAND - 0.1%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	936,387	10,980,728
Financial Services - 0.0%
Circle Internet Financial LLC (c)	175,323	5,093,133
Circle Internet Financial LLC (c)	118,667	3,447,276
		8,540,409
Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	87,461	27,291,331
TOTAL IRELAND		46,812,468
ISRAEL - 0.3%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	4,270,700	65,640,659
Information Technology - 0.1%
Software - 0.1%
Check Point Software Technologies Ltd (b)(e)	117,405	26,758,948
TOTAL ISRAEL		92,399,607
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	119,018	5,042,793
JAPAN - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	126,796	3,482,877
Specialty Retail - 0.1%
Fast Retailing Co Ltd	65,115	19,384,177
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	749,834	15,902,160
TOTAL CONSUMER DISCRETIONARY		38,769,214

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Hitachi Ltd	266,644	6,260,642
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	1,578,048	27,100,761
TOTAL INDUSTRIALS		33,361,403

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	275,799	12,294,152
TOTAL JAPAN		84,424,769
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	206,430	27,855,629
Broadline Retail - 0.2%
Coupang Inc Class A (b)	3,439,753	75,433,784
TOTAL CONSUMER DISCRETIONARY		103,289,413

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	123,860	16,495,378
TOTAL KOREA (SOUTH)		119,784,791
NETHERLANDS - 0.3%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	1,680,412	46,401,222
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(f)(g)	2,187	3,352,225
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	88,731	52,516,774
TOTAL NETHERLANDS		102,270,221
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	3,175,198	21,391,035
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	113,324	3,122,897
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	1,048,242	46,038,789
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	1,196,421	36,337,552
TOTAL SWITZERLAND		82,376,341
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	720,634	119,625,244
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (United Kingdom) (b)	70,087	15,345,663
Leisure Products - 0.0%
Games Workshop Group PLC	4,374	790,451
TOTAL CONSUMER DISCRETIONARY		16,136,114

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	136,193	4,315,955
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd Class D (b)(c)(d)	4,139,223	13,153,230
Capital Markets - 0.1%
London Stock Exchange Group PLC	187,538	27,854,507
TOTAL FINANCIALS		41,007,737

Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC (b)	5,608,392	54,510,021
TOTAL UNITED KINGDOM		115,969,827
UNITED STATES - 90.0%
Communication Services - 23.2%
Entertainment - 3.3%
Liberty Media Corp-Liberty Formula One Class C (b)	904,565	81,419,896
Live Nation Entertainment Inc (b)	75,824	9,901,098
Netflix Inc (b)	926,268	863,772,699
ROBLOX Corp Class A (b)	317,536	18,509,173
Spotify Technology SA (b)	90,645	49,857,469
Walt Disney Co/The	71,290	7,036,323
Warner Bros Discovery Inc (b)	659,339	7,074,707
		1,037,571,365
Interactive Media & Services - 19.8%
Alphabet Inc Class A	4,266,041	659,700,580
Alphabet Inc Class C	3,411,292	532,946,149
Epic Games Inc (b)(c)(d)	14,010	8,957,013
Meta Platforms Inc Class A	8,566,477	4,937,374,685
Reddit Inc Class A	524,404	55,009,980
Reddit Inc Class B (b)	97,531	10,231,002
		6,204,219,409
Media - 0.0%
Omnicom Group Inc	110,030	9,122,587
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	167,499	44,673,658
TOTAL COMMUNICATION SERVICES		7,295,587,019

Consumer Discretionary - 8.7%
Automobiles - 0.1%
General Motors Co	153,861	7,236,083
Rad Power Bikes Inc (b)(c)(d)	331,574	33,157
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	389,358	93,446
Tesla Inc (b)	111,248	28,831,032
		36,193,718
Broadline Retail - 5.8%
Amazon.com Inc (b)	9,523,461	1,811,933,690
Ollie's Bargain Outlet Holdings Inc (b)	57,268	6,663,704
		1,818,597,394
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	201,442	62,555,799
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	650,319	77,687,108
Booking Holdings Inc	22,633	104,268,194
Carnival Corp (b)	877,983	17,147,008
Cava Group Inc (b)(e)	228,931	19,781,928
Chipotle Mexican Grill Inc (b)	694,437	34,867,682
DraftKings Inc Class A (b)	87,362	2,901,291
Dutch Bros Inc Class A (b)	143,242	8,843,761
Hilton Worldwide Holdings Inc	393,191	89,470,612
Royal Caribbean Cruises Ltd	72,579	14,910,630
Starbucks Corp	526,589	51,653,115
Viking Holdings Ltd (e)	556,420	22,117,695
		443,649,024
Household Durables - 0.1%
Garmin Ltd	94,969	20,620,619
Somnigroup International Inc	54,392	3,256,993
		23,877,612
Specialty Retail - 1.0%
Abercrombie & Fitch Co Class A (b)	96,739	7,387,957
Dick's Sporting Goods Inc	69,600	14,028,576
Fanatics Inc Class A (b)(c)(d)	332,480	19,948,800
Gap Inc/The	258,524	5,328,180
O'Reilly Automotive Inc (b)	79,609	114,046,261
TJX Cos Inc/The	1,100,388	134,027,259
Williams-Sonoma Inc	153,640	24,290,484
		319,057,517
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	19,968	2,232,622
Lululemon Athletica Inc (b)	15,523	4,393,940
Ralph Lauren Corp Class A	117,937	26,033,414
VF Corp	591,733	9,183,696
		41,843,672
TOTAL CONSUMER DISCRETIONARY		2,745,774,736

Consumer Staples - 2.0%
Beverages - 0.3%
Coca-Cola Co/The	1,157,047	82,867,706
Consumer Staples Distribution & Retail - 1.7%
Casey's General Stores Inc	88,303	38,327,034
Costco Wholesale Corp	484,989	458,692,897
Walmart Inc	460,846	40,457,670
		537,477,601
Household Products - 0.0%
Procter & Gamble Co/The	19,400	3,306,148
Personal Care Products - 0.0%
BellRing Brands Inc (b)	9,606	715,263
Estee Lauder Cos Inc/The Class A	50,700	3,346,200
		4,061,463
TOTAL CONSUMER STAPLES		627,712,918

Energy - 0.9%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	428,421	18,829,103
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy Inc	54,498	12,610,837
EOG Resources Inc	104,583	13,411,724
EQT Corp	69,859	3,732,566
Exxon Mobil Corp	1,408,831	167,552,271
Sable Offshore Corp (b)	1,076,300	27,305,731
Shell PLC ADR	399,238	29,256,161
		253,869,290
TOTAL ENERGY		272,698,393

Financials - 19.5%
Banks - 2.9%
Bank of America Corp	802,673	33,495,544
Citigroup Inc	1,450,621	102,979,585
East West Bancorp Inc	115,803	10,394,477
First Citizens BancShares Inc/NC Class A	10,512	19,490,509
JPMorgan Chase & Co	2,212,022	542,608,997
Wells Fargo & Co	2,662,372	191,131,686
		900,100,798
Capital Markets - 1.3%
Bank of New York Mellon Corp/The	1,033,239	86,657,755
Blackstone Inc	31,573	4,413,274
Charles Schwab Corp/The	545,242	42,681,544
Coinbase Global Inc Class A (b)	20,461	3,523,998
Goldman Sachs Group Inc/The	98,706	53,922,101
Interactive Brokers Group Inc Class A	91,285	15,115,883
KKR & Co Inc Class A	28,144	3,253,728
Moody's Corp	93,400	43,495,446
Morgan Stanley	1,177,226	137,346,957
MSCI Inc	20,053	11,339,972
Raymond James Financial Inc	66,637	9,256,546
Tulco LLC (b)(c)(d)(h)	1,552	1,335,900
		412,343,104
Consumer Finance - 0.8%
American Express Co	654,704	176,148,111
Capital One Financial Corp	433,723	77,766,534
Discover Financial Services	226,192	38,610,974
		292,525,619
Financial Services - 12.7%
Affirm Holdings Inc Class A (b)	222,524	10,055,860
Berkshire Hathaway Inc Class A (b)	3,938	3,144,263,021
Fiserv Inc (b)	66,111	14,599,292
Mastercard Inc Class A	290,059	158,987,139
Paymentus Holdings Inc Class A (b)	36,107	942,392
Shift4 Payments Inc Class A (b)(e)	70,759	5,781,718
Visa Inc Class A	1,880,721	659,117,482
		3,993,746,904
Insurance - 1.8%
American International Group Inc	498,175	43,311,335
Aon PLC	26,717	10,662,488
Arthur J Gallagher & Co	160,645	55,461,080
Chubb Ltd	249,090	75,222,689
Marsh & McLennan Cos Inc	313,518	76,507,798
Progressive Corp/The	674,191	190,802,795
The Travelers Companies, Inc.	353,690	93,536,857
Willis Towers Watson PLC	20,958	7,082,755
		552,587,797
TOTAL FINANCIALS		6,151,304,222

Health Care - 7.9%
Biotechnology - 2.4%
AbbVie Inc	242,909	50,894,294
Alnylam Pharmaceuticals Inc (b)	168,970	45,625,279
Apogee Therapeutics Inc (b)	58,289	2,177,677
Gilead Sciences Inc	906,939	101,622,515
Insmed Inc (b)	89,923	6,860,226
Moderna Inc (b)	81,738	2,317,272
Recursion Pharmaceuticals Inc Class A (b)(e)	288,213	1,524,646
Regeneron Pharmaceuticals Inc	395,281	250,699,069
Soleno Therapeutics Inc (b)	43,700	3,122,365
United Therapeutics Corp (b)	66,604	20,532,015
Vertex Pharmaceuticals Inc (b)	571,873	277,255,468
		762,630,826
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	76,517	10,149,980
Alcon AG (United States)	315,684	29,967,882
Boston Scientific Corp (b)	1,998,615	201,620,281
Insulet Corp (b)	25,867	6,792,933
Intuitive Surgical Inc (b)	410,357	203,237,511
Penumbra Inc (b)	24,183	6,466,776
Stryker Corp	289,299	107,691,553
		565,926,916
Health Care Providers & Services - 0.9%
HCA Healthcare Inc	88,555	30,600,179
Tenet Healthcare Corp (b)	404,973	54,468,869
UnitedHealth Group Inc	378,430	198,202,713
		283,271,761
Health Care Technology - 0.1%
Doximity Inc Class A (b)	222,428	12,907,497
Veeva Systems Inc Class A (b)	80,497	18,645,520
		31,553,017
Life Sciences Tools & Services - 0.1%
Veterinary Emergency Group (b)(c)(d)(h)	248,592	15,812,937
Pharmaceuticals - 2.6%
Eli Lilly & Co	911,764	753,035,006
Intra-Cellular Therapies Inc (b)	272,613	35,963,107
Merck & Co Inc	490,421	44,020,189
		833,018,302
TOTAL HEALTH CARE		2,492,213,759

Industrials - 5.6%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (b)	125,606	66,062,476
GE Aerospace	1,809,353	362,142,003
Howmet Aerospace Inc	475,754	61,719,566
Leonardo DRS Inc	229,763	7,554,607
Loar Holdings Inc (e)	44,044	3,111,709
Relativity Space Inc (b)(c)	8,278	9,354
Relativity Space Inc warrants (b)(c)(d)	340	370
Rocket Lab USA Inc Class A (b)(e)	334,923	5,988,423
Space Exploration Technologies Corp (b)(c)(d)	505,821	93,576,885
Space Exploration Technologies Corp Class C (b)(c)(d)	164,420	30,417,700
TransDigm Group Inc	59,316	82,051,230
		712,634,323
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	87,466	2,998,334
Building Products - 0.2%
AZEK Co Inc/The Class A (b)	110,954	5,424,541
Trane Technologies PLC	202,615	68,265,046
		73,689,587
Commercial Services & Supplies - 0.6%
Cintas Corp	253,685	52,139,878
Clean Harbors Inc (b)	56,440	11,124,324
GFL Environmental Inc Subordinate Voting Shares	1,748,509	84,457,705
Republic Services Inc	143,585	34,770,544
		182,492,451
Electrical Equipment - 0.9%
Eaton Corp PLC	326,595	88,778,318
GE Vernova Inc	636,602	194,341,859
		283,120,177
Ground Transportation - 0.0%
Uber Technologies Inc (b)	91,704	6,681,553
Industrial Conglomerates - 0.3%
3M Co	623,941	91,631,975
Machinery - 0.6%
Deere & Co	117,128	54,974,027
PACCAR Inc	533,323	51,929,661
Parker-Hannifin Corp	86,905	52,825,204
RBC Bearings Inc (b)	31,309	10,074,297
Westinghouse Air Brake Technologies Corp	77,546	14,062,967
		183,866,156
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	348,314	17,144,015
Delta Air Lines Inc	65,478	2,854,841
		19,998,856
Professional Services - 0.3%
Dayforce Inc (b)	99,002	5,774,787
Paycom Software Inc	93,032	20,325,631
UL Solutions Inc Class A	167,735	9,460,254
Verisk Analytics Inc	190,684	56,751,372
		92,312,044
Trading Companies & Distributors - 0.3%
WW Grainger Inc	109,243	107,913,513
TOTAL INDUSTRIALS		1,757,338,969

Information Technology - 20.9%
Communications Equipment - 0.5%
Arista Networks Inc	1,878,346	145,534,248
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp Class A	9,120,499	598,213,529
IT Services - 0.3%
Cloudflare Inc Class A (b)	341,166	38,445,997
GoDaddy Inc Class A (b)	33,896	6,106,025
IBM Corporation	27,386	6,809,803
Kyndryl Holdings Inc (b)	419,774	13,180,904
Okta Inc Class A (b)	58,429	6,147,899
Twilio Inc Class A (b)	23,761	2,326,439
X Holdings Corp Class A (b)(c)(d)	102,340	10,387,510
		83,404,577
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices Inc (b)	191,319	19,656,114
ARM Holdings PLC ADR (b)(e)	163,723	17,483,979
Astera Labs Inc (b)	177,187	10,572,748
Broadcom Inc	1,787,204	299,231,566
KLA Corp	4,571	3,107,366
Marvell Technology Inc	52,043	3,204,288
Monolithic Power Systems Inc	5,185	3,007,196
NVIDIA Corp	24,121,110	2,614,245,902
		2,970,509,159
Software - 6.0%
Applied Intuition Inc Class A (c)(d)	34,979	4,770,786
AppLovin Corp Class A (b)	28,916	7,661,873
Atlassian Corp Class A (b)	9,822	2,084,327
Cadence Design Systems Inc (b)	147,061	37,402,024
Clear Secure Inc Class A (e)	170,117	4,407,731
Coreweave Inc Class A	343,700	12,744,396
Coreweave Inc Class A (i)	541,480	20,078,078
CyberArk Software Ltd (b)	127,705	43,164,290
Docusign Inc (b)	257,849	20,988,909
Figma Inc Class A (c)(d)	264,700	6,646,617
Fortinet Inc (b)	632,093	60,845,272
Gusto Inc (b)(c)(d)	50,300	1,781,123
Klaviyo Inc Class A (b)	1,151	34,829
Microsoft Corp	3,828,838	1,437,307,498
Monday.com Ltd (b)	11,821	2,874,394
OpenAI Global LLC rights (b)(c)(d)	17,923,644	26,168,520
Palo Alto Networks Inc (b)	107,835	18,400,964
Roper Technologies Inc	6,143	3,621,790
Rubrik Inc Class A (b)	110,918	6,763,780
Salesforce Inc	178,003	47,768,885
Samsara Inc Class A (b)(e)	617,021	23,650,415
Servicenow Inc (b)	86,423	68,804,807
Stripe Inc Class B (b)(c)(d)	75,100	2,534,625
Tanium Inc Class B (b)(c)(d)	449,538	4,090,796
Zoom Communications Inc Class A (b)	208,237	15,361,643
		1,879,958,372
Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc	4,024,784	894,025,270
Dell Technologies Inc Class C	16,985	1,548,183
		895,573,453
TOTAL INFORMATION TECHNOLOGY		6,573,193,338

Materials - 0.4%
Chemicals - 0.1%
Ecolab Inc	50,449	12,789,830
Sherwin-Williams Co/The	65,299	22,801,758
		35,591,588
Construction Materials - 0.0%
CRH PLC	202,607	17,823,338
Containers & Packaging - 0.1%
International Paper Co	473,596	25,266,347
Silgan Holdings Inc	19,895	1,017,032
		26,283,379
Metals & Mining - 0.2%
Carpenter Technology Corp	49,875	9,036,353
Freeport-McMoRan Inc	835,899	31,647,136
Ivanhoe Electric Inc / US (b)	1,328,149	7,716,546
Ivanhoe Electric Inc / US warrants (b)	385,300	287,181
Steel Dynamics Inc	23,252	2,908,360
		51,595,576
TOTAL MATERIALS		131,293,881

Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	179,969	27,573,050
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	88,882	11,623,988
TOTAL REAL ESTATE		39,197,038

Utilities - 0.8%
Electric Utilities - 0.6%
American Electric Power Co Inc	55,258	6,038,042
Constellation Energy Corp	776,187	156,502,585
NRG Energy Inc	297,887	28,436,293
		190,976,920
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	548,476	64,413,021
TOTAL UTILITIES		255,389,941

TOTAL UNITED STATES		28,341,704,214
TOTAL COMMON STOCKS (Cost $14,803,782,168)		30,286,988,610

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	3,132	4,059,009
Canva Inc Series A2 (b)(c)(d)	568	736,117

TOTAL AUSTRALIA		4,795,126
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(c)(d)	1,289,012	2,539,353
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (b)(c)(d)	80,736	19,718,961
UNITED STATES - 1.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	43,228	4,323
Rad Power Bikes Inc Series C (b)(c)(d)	170,098	47,627
Rad Power Bikes Inc Series D (b)(c)(d)	404,900	186,254
		238,204
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,700	656,559
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,352	267,849
GoBrands Inc Series H (b)(c)(d)	11,788	485,076
		752,925
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(c)(d)	57,282	1,707,004
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	63,948	4,761,568
		6,468,572
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	486,500	1,260,035
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	190,800	1,890,828
Lyra Health Inc Series F (b)(c)(d)	11,519	114,153
Somatus Inc Series E (b)(c)(d)	2,766	2,718,480
		4,723,461
TOTAL HEALTH CARE		5,983,496

Industrials - 1.0%
Aerospace & Defense - 0.9%
Space Exploration Technologies Corp Series G (b)(c)(d)	11,832	21,889,200
Space Exploration Technologies Corp Series J (b)(c)(d)	79,868	147,755,800
Space Exploration Technologies Corp Series N (b)(c)(d)	49,490	91,556,500
		261,201,500
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	178,019	6,102,491
Zipline International Inc Series F (b)(c)(d)	286,824	9,832,327
Zipline International Inc Series G (c)(d)	190,338	6,524,787
		22,459,605
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	47,990	5,447,345
Beta Technologies Inc Series C, 6% (c)(d)	50,200	4,893,998
		10,341,343
TOTAL INDUSTRIALS		294,002,448

Information Technology - 0.2%
Software - 0.2%
Anthropic PBC Series E (c)(d)	46,100	2,585,749
Applied Intuition Inc Series A2 (c)(d)	45,533	6,210,246
Applied Intuition Inc Series B2 (c)(d)	21,955	2,994,442
Asapp Inc Series C (b)(c)(d)	204,122	347,007
Carbon Inc Series D (b)(c)(d)	9,678	65,036
Carbon Inc Series E (b)(c)(d)	7,351	59,102
Gusto Inc Series D (b)(c)(d)	184,203	6,522,628
Gusto Inc Series E (b)(c)(d)	28,063	993,711
MOLOCO Inc Series A (b)(c)(d)	95,881	6,321,434
Nuro Inc/CA Series C (b)(c)(d)	405,967	4,778,232
Nuro Inc/CA Series D (b)(c)(d)	114,603	1,549,432
Stripe Inc Series H (b)(c)(d)	29,000	978,750
Stripe Inc Series I (b)(c)(d)	321,951	10,865,847
xAI Corp Series C (c)(d)	820,996	24,753,030
		69,024,646
TOTAL UNITED STATES		377,126,850
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $218,094,679)		404,180,290

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $389,358)	389,358	378,348

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	713,684,812	713,827,549
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	120,815,163	120,827,245
TOTAL MONEY MARKET FUNDS (Cost $834,653,801)			834,654,794

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $15,856,920,006)	31,526,202,042
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(32,513,290)
NET ASSETS - 100.0%	31,493,688,752

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $677,910,655 or 2.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,665,344 or 0.0% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,352,225 or 0.0% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $20,078,078 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/21	1,043,678

Anthropic PBC Series E	2/14/25	2,585,588

Applied Intuition Inc Class A	7/02/24	2,088,068

Applied Intuition Inc Series A2	7/02/24	2,718,088

Applied Intuition Inc Series B2	7/02/24	1,310,602

Asapp Inc Series C	4/30/21	1,346,613

Beta Technologies Inc Series B, 6%	4/04/22	4,951,128

Beta Technologies Inc Series C, 6%	10/24/24	5,746,394

ByteDance Ltd Series E1	11/18/20	8,846,581

Canva Inc Class A	3/18/24	23,253,212

Canva Inc Series A	9/22/23	3,340,783

Canva Inc Series A2	9/22/23	605,864

Carbon Inc Series D	12/15/17	225,990

Carbon Inc Series E	3/22/19	205,787

Discord Inc Series I	9/15/21	1,486,686

ElevateBio LLC Series C	3/09/21	2,040,868

Epic Games Inc	7/13/20 - 7/30/20	8,055,750

Fanatics Inc Class A	8/13/20 - 12/15/21	12,844,485

Figma Inc Class A	5/15/24	6,139,187

GoBrands Inc Series G	3/02/21	2,085,639

GoBrands Inc Series H	7/22/21	4,579,527

Gusto Inc	10/01/21	1,448,054

Gusto Inc Series D	7/16/19	2,452,184

Gusto Inc Series E	7/13/21	852,984

High Power Exploration Inc	6/03/24	2,653,205

High Power Exploration Inc Series A	11/15/19 - 3/04/21	6,793,093

Lyra Health Inc Series E	1/14/21	1,747,079

Lyra Health Inc Series F	6/04/21	180,899

MOLOCO Inc Series A	6/26/23	5,752,860

Nuro Inc/CA Series C	10/30/20	5,299,737

Nuro Inc/CA Series D	10/29/21	2,388,982

OpenAI Global LLC rights	9/30/24	17,923,644

Rad Power Bikes Inc	1/21/21	1,599,460

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	389,358

Rad Power Bikes Inc Series A	1/21/21	208,525

Rad Power Bikes Inc Series C	1/21/21	820,526

Rad Power Bikes Inc Series D	9/17/21	3,880,481

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc warrants	11/14/23	0

Somatus Inc Series E	1/31/22	2,413,708

Space Exploration Technologies Corp	2/16/21 - 12/09/24	45,149,210

Space Exploration Technologies Corp Class C	4/02/24 - 12/09/24	17,567,449

Space Exploration Technologies Corp Series G	9/07/23	9,583,920

Space Exploration Technologies Corp Series J	9/07/23	64,693,080

Space Exploration Technologies Corp Series N	8/04/20	13,362,300

Starling Bank Ltd Class D	6/18/21 - 4/05/22	8,226,276

Stripe Inc Class B	5/18/21	3,013,641

Stripe Inc Series H	3/15/21	1,163,625

Stripe Inc Series I	3/20/23 - 5/12/23	6,482,207

Tanium Inc Class B	9/18/20	5,122,575

Tenstorrent Holdings Inc Series C1	4/23/21	3,801,992

Tulco LLC	8/24/17 - 9/07/18	748,156

Veterinary Emergency Group	9/16/21 - 10/02/24	11,204,091

X Holdings Corp Class A	10/25/22	10,234,000

xAI Corp Series C	11/22/24	17,774,563

Zipline International Inc	10/12/21	3,148,776

Zipline International Inc Series E	12/21/20	5,808,653

Zipline International Inc Series F	4/11/23	11,529,493

Zipline International Inc Series G	6/07/24	7,983,975

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Coreweave Inc Class A	2025-09-24

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	589,691,769	2,030,669,448	1,906,533,668	6,480,265	-	-	713,827,549	713,684,812	1.3%
Fidelity Securities Lending Cash Central Fund	151,600,063	390,575,228	421,348,046	48,055	-	-	120,827,245	120,815,163	0.4%
Total	741,291,832	2,421,244,676	2,327,881,714	6,528,320	-	-	834,654,794

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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